Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based Compensation Plans [Abstract]
Restricted Stock Awards [Table Text Block]
The table below presents the status of the share-settled restricted stock/units at December 31, 2011 and changes during 2011.

Restricted Stock/Unit Details

	Shares	Weighted- average Exercise Price
Outstanding at January 1, 2011	212,072,669	$13.37
Granted	138,083,421	14.49
Vested	(80,788,009)	14.90
Canceled	(15,401,263)	13.99
Outstanding at December 31, 2011	253,966,818	$13.46

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The table below presents the status of all option plans at December 31, 2011 and changes during 2011. Outstanding options at December 31, 2011 include 21 million options under the Key Employee Stock Plan, 135 million options under the Key Associate Stock Plan and 52 million options to employees of predecessor company plans assumed in mergers.

Stock Options

	Options	Weighted- average Exercise Price
Outstanding at January 1, 2011	261,122,819	$50.61
Forfeited	(52,853,270)	65.12
Outstanding at December 31, 2011	208,269,549	46.93
Options exercisable at December 31, 2011	208,259,354	46.93
Options vested and expected to vest (1)	208,269,549	46.93

(1)	Includes vested shares and nonvested shares after a forfeiture rate is applied.